Events After The Reporting Period	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Events After The Reporting Period [Line Items]
EVENTS AFTER THE REPORTING PERIOD

13     EVENTS AFTER THE REPORTING PERIOD

Settlement of Insurance Claim

In October 2025 the Company received insurance compensation in the total amount of US$11 pursuant to the settlement agreement with the insurer. The settlement relates to the Group’s insurance claim under its voluntary property and business interruption insurance policy, covering damages and business interruption losses incurred as a result of the full-scale invasion of Ukraine in February 2022. The amount received will be recognized as an income in the period of receipt.

VEON Holdings B.V. [Member]
Events After The Reporting Period [Line Items]
EVENTS AFTER THE REPORTING PERIOD

18     EVENTS AFTER THE REPORTING PERIOD

VEON announces intention to list Kyivstar on Nasdaq in New York, signing of Letter of Intent and Business Combination Agreement with Cohen Circle

On January 13, 2025 VEON Ltd., and Cohen Circle Acquisition Corp. I, a special purpose acquisition company, announced the signing of a letter of intent (“LOI”) to enter into a business combination with the aim of indirectly listing Kyivstar on the Nasdaq Stock Market LLC (“Nasdaq”) in the United States. The LOI will enable VEON and Cohen Circle to explore a business combination between VEON Holdings B.V. and Cohen Circle with the aim of indirectly listing Kyivstar, a wholly owned subsidiary of VEON Holdings, on Nasdaq. VEON will continue to hold a majority stake in such publicly listed entity.

On March 18, 2025, VEON Ltd. and Cohen Circle Acquisition Corp. I (“Cohen Circle”) announced the signing of a business combination agreement (the “BCA”) that will result in the listing of JSC Kyivstar (“Kyivstar”), the leading digital operator in Ukraine, on the Nasdaq Stock Market (“Nasdaq”) in the United States. Following the completion of the business combination (the “Business Combination”), Kyivstar Group Ltd. (“Kyivstar Group”), the parent company of Kyivstar, will be listed on Nasdaq under the ticker symbol KYIV.

VEON will own a minimum of 80% of the issued and outstanding equity of Kyivstar Group immediately following the closing of the Business Combination, which is expected to occur in the third quarter of 2025 and is subject to the approval of Cohen Circle’s shareholders and other customary closing conditions.

Changes in Directors of VEON Holdings B.V.

On March 1, 2025, Asghar Jameel was appointed statutory director of the Company, while on the same date Bruce John Leishman stepped down as statutory director of the Company.

Kyivstar Expands Digital Portfolio with Acquisition of Uklon, Ukraine’s Top Ride-Hailing Business

On March 19, 2025 JSC Kyivstar (“Kyivstar”) signed an agreement to acquire Uklon group (“Uklon”), a leading Ukrainian ride-hailing and delivery platform. This strategic acquisition marks Kyivstar’s expansion into a new area of digital consumer services in line with VEON’s digital operator strategy. Upon closing of the deal, Kyivstar will acquire 97% of Uklon shares for a total consideration of USD 155.2 million. The agreement was subject to customary closing conditions and approvals that were obtained on April 2, 2025

VEON to Proceed with Share Buyback Program

On March 20, 2025, the second phase of VEON Ltd.’s share buyback program was launched after completion of the US$30 first phase, as carried out by VEON Holdings B.V., on January 27, 2025. The second phase of the buyback will be in the amount of up to US$35. Previously, VEON’s Board of Directors approved a share buyback program of up to US$100 on July 31, 2024.